Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 05, 2022
Entity Registrant Name	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001418144
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 05, 2022
Document Effective Date	Dec. 05, 2022
Prospectus Date	Nov. 30, 2022
Invesco AAA CLO Floating Rate Note ETF | Invesco AAA CLO Floating Rate Note ETF
Prospectus:
Trading Symbol	ICLO
Invesco High Yield Select ETF | Invesco High Yield Select ETF
Prospectus:
Trading Symbol	HIYS
Invesco Municipal Strategic Income ETF | Invesco Municipal Strategic Income ETF
Prospectus:
Trading Symbol	IMSI
Invesco Short Duration Bond ETF | Invesco Short Duration Bond ETF
Prospectus:
Trading Symbol	ISDB